Bank Loans (Details) - CNY (¥)	Mar. 31, 2024	Nov. 30, 2023
Bank Loans [Line Items]
Long-term time deposits	¥ 222,230,000
Secured Loan Agreement with Shanghai Pudong Development Bank [Member]
Bank Loans [Line Items]
Principal amount of debt	¥ 200,000,000	¥ 57,000,000
Maturity date	Mar. 25, 2027	Nov. 14, 2026
Long-term time deposits		¥ 63,340,000